Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 328	$ 346	$ 360
Work-in-process	660	214	251
Finished goods	176	100	146
Total inventories	$ 1,164	$ 660	$ 757